Other Liabilities (Details 1) R$ in Thousands	12 Months Ended
Jun. 30, 2020 BRL (R$)
Statement Line Items [Line Items]
Maturities of accounts payable due to acquisition	R$ 14,263
1 year [Member]
Statement Line Items [Line Items]
Maturities of accounts payable due to acquisition	5,017
2 years [Member]
Statement Line Items [Line Items]
Maturities of accounts payable due to acquisition	4,649
3 years [Member]
Statement Line Items [Line Items]
Maturities of accounts payable due to acquisition	R$ 4,597